Statements Of Changes In Shareholders' Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended												12 Months Ended			12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2013 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2013 Common Stock Parent Company	Dec. 31, 2011 Common Stock Parent Company	Dec. 31, 2010 Common Stock Parent Company	Dec. 31, 2013 Additional Paid-in Capital	Dec. 31, 2012 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2013 Additional Paid-in Capital Parent Company	Dec. 31, 2012 Additional Paid-in Capital Parent Company	Dec. 31, 2011 Additional Paid-in Capital Parent Company	Dec. 31, 2013 Retained Earnings	Dec. 31, 2012 Retained Earnings	Dec. 31, 2011 Retained Earnings	Dec. 31, 2013 Retained Earnings Parent Company	Dec. 31, 2012 Retained Earnings Parent Company	Dec. 31, 2011 Retained Earnings Parent Company	Dec. 31, 2013 Accumulated Other Comprehensive Loss	Dec. 31, 2012 Accumulated Other Comprehensive Loss	Dec. 31, 2011 Accumulated Other Comprehensive Loss	Dec. 31, 2010 Accumulated Other Comprehensive Loss	Dec. 31, 2013 Accumulated Other Comprehensive Loss Parent Company	Dec. 31, 2012 Accumulated Other Comprehensive Loss Parent Company	Dec. 31, 2011 Accumulated Other Comprehensive Loss Parent Company	Dec. 31, 2010 Accumulated Other Comprehensive Loss Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	$ 362,792		$ 322,206		$ 334,134		$ 362,792	$ 322,206	$ 334,134	$ 448	$ 448	$ 448	$ 448	$ 448	$ 448	$ 287,602	$ 287,055	$ 286,943	$ 287,602	$ 287,055	$ 286,943	$ 74,750	$ 34,711	$ 46,751	$ 74,750	$ 34,711	$ 46,751	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)
Shares issued on exercise of options	2,598						2,598			5			5			2,593			2,593
Balance (in shares)										44,803,735	44,803,735	44,803,735	44,803,735	44,803,735	44,803,735
Shares issued on exercise of options (in shares)	469,000									469,000			469,000
Equity-settled share-based payment	1,536		547		112		1,536	547	112							1,536	547	112	1,536	547	112
Consolidated net income	297	[1]	66,921	[1]	505	[1]	297	66,921	505													297	66,921	505	297	66,921	505
Cash dividends declared ($0.08 per share in 2013, 0.60 per share in 2012, $0.28 per share in 2011)	(3,622)		(26,882)		(12,545)		(3,622)	(26,882)	(12,545)													(3,622)	(26,882)	(12,545)	(3,622)	(26,882)	(12,545)
Cash dividends paid	211						(211)															211			(211)
Balance	$ 363,390		$ 362,792		$ 322,206		$ 363,390	$ 362,792	$ 322,206	$ 453	$ 448	$ 448	$ 453	$ 448	$ 448	$ 291,731	$ 287,602	$ 287,055	$ 291,731	$ 287,602	$ 287,055	$ 71,214	$ 74,750	$ 34,711	$ 71,214	$ 74,750	$ 34,711	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)	$ (8)
Balance (in shares)										45,272,735	44,803,735	44,803,735	45,272,735	44,803,735	44,803,735

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.